PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2022	2021
Prepaid research and development	$2,359,986	$2,124,008
Prepaid insurance	681,851	733,234
Other prepaid expenses	131,409	74,173
Total prepaid expenses and other current assets	$3,173,246	$2,931,415

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid research and development	$2,124,008	$112,966
Prepaid insurance	733,234	17,158
Other prepaid expenses	74,173	-
Total prepaid expenses and other current assets	$2,931,415	$130,124